Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	$ 64,615,364
Exercise of share options by employees	293,654	$ 654,055	$ 30,440
Exercise of share options by nonemployees	175,200
Restricted shares issued	20	14
Share-based compensation	6,056,033	4,698,953	3,035,122
Business restructure		(8,348,818)
Business combination.			(13,613,231)
Foreign currency translation adjustment	(3,467,043)	(221,277)	1,195,795
Net income (loss)	22,482,416	(7,167,849)	$ (8,573,128)
Balance	$ 88,038,371	$ 64,615,364
Common Stock [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance (in Shares)	112,417,933	111,145,633	110,955,383
Transfer share premium to share capital		$ 55,718,184
Exercise of share options by employees (in Shares)	435,000	1,164,300	190,250
Exercise of share options by employees	$ 293,654	$ 654,055	$ 25
Exercise of share options by nonemployees (in Shares)	1,095,000
Exercise of share options by nonemployees	$ 175,200
Restricted shares issued (in Shares)	150,085	108,000
Restricted shares issued	$ 20	$ 14
Balance (in Shares)	118,098,018	112,417,933	111,145,633
Additional Paid-in Capital [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Transfer share premium to share capital		$ (55,718,184)
Exercise of share options by employees			$ 30,415
Share-based compensation	$ 5,331,748	4,540,257	2,960,746
Business restructure		(8,960,733)
Business combination.			(191,861)
AOCI Attributable to Parent [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Foreign currency translation adjustment	(3,467,043)	(221,277)	1,195,795
Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	64,615,364	75,770,897	79,965,182
Issuance of ordinary shares for the plan of stock options and restricted shares	520
Exercise of share options by employees	293,654	654,055	30,440
Exercise of share options by nonemployees	175,200
Restricted shares issued	20	14
Share-based compensation	3,812,733	4,132,182	2,539,274
Equity pick up from compensation of a subsidiary	1,519,015	408,075	421,473
Changes of controlling ownership interest	(1,393,508)
Business restructure		(8,960,733)
Business combination.			191,861
Foreign currency translation adjustment	(3,467,043)	(221,277)	1,195,795
Net income (loss)	22,482,416	(7,167,849)	(8,573,128)
Balance	$ 88,038,371	$ 64,615,364	$ 75,770,897
Parent Company [Member] | Common Stock [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance (in Shares)	112,417,933	111,145,633	110,955,383
Balance	$ 56,386,606	$ 14,353	$ 14,328
Issuance of ordinary shares for the plan of stock options and restricted shares (in Shares)	4,000,000
Issuance of ordinary shares for the plan of stock options and restricted shares	$ 520
Transfer share premium to share capital		$ 55,718,184
Exercise of share options by employees (in Shares)	435,000	1,164,300	190,250
Exercise of share options by employees	$ 293,654	$ 654,055	$ 25
Exercise of share options by nonemployees (in Shares)	1,095,000
Exercise of share options by nonemployees	$ 175,200
Restricted shares issued (in Shares)	150,085	108,000
Restricted shares issued	$ 20	$ 14
Balance (in Shares)	118,098,018	112,417,933	111,145,633
Balance	$ 56,856,000	$ 56,386,606	$ 14,353
Parent Company [Member] | Additional Paid-in Capital [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	24,207,606	84,346,266	81,163,243
Transfer share premium to share capital		(55,718,184)
Exercise of share options by employees			30,415
Share-based compensation	3,812,733	4,132,182	2,539,274
Equity pick up from compensation of a subsidiary	1,519,015	408,075	421,473
Changes of controlling ownership interest	(1,393,508)
Business restructure		(8,960,733)
Business combination.			191,861
Balance	28,145,846	24,207,606	84,346,266
Parent Company [Member] | AOCI Attributable to Parent [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	12,064,338.00	12,285,615	11,089,820
Foreign currency translation adjustment	(3,467,043)	(221,277)	1,195,795
Balance	8,597,295	12,064,338.00	12,285,615
Parent Company [Member] | Retained Earnings [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	(28,043,186)	(20,875,337)	(12,302,209)
Net income (loss)	22,482,416	(7,167,849)	(8,573,128)
Balance	$ (5,560,770)	$ (28,043,186)	$ (20,875,337)